U.S. Global Jets ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Australia - 0.9%
Qantas Airways Ltd.	1,043,795	$6,027,794

Brazil - 1.0%
Embraer SA - ADR	113,029	6,707,141

Canada - 5.6%
Air Canada (a)	1,839,565	23,961,554
Bombardier, Inc. - Class B (a)	72,043	12,741,010
		36,702,564

Chile - 1.0%
Latam Airlines Group SA - ADR (b)	136,140	6,730,761

China - 1.6%
Air China Ltd. - Class H (a)	4,442,153	2,588,971
China Eastern Airlines Corp. Ltd. - Class H (a)	5,908,909	2,629,966
China Southern Airlines Co. Ltd. - Class H (a)	5,155,090	2,564,002
Tongcheng Travel Holdings Ltd.	1,253,956	2,878,540
		10,661,479

France - 1.4%
Air France-KLM (a)	281,559	2,785,129
Airbus SE	32,374	6,017,831
		8,802,960

Germany - 0.5%
Deutsche Lufthansa AG	357,363	2,972,380

Hong Kong - 0.4%
Cathay Pacific Airways Ltd.	1,928,715	2,759,805

India - 0.8%
MakeMyTrip Ltd. (a)(b)	140,706	5,246,927

Ireland - 0.9%
Ryanair Holdings PLC - ADR	104,201	6,022,818

Israel - 0.5%
El Al Israel Airlines	741,283	3,236,910

Japan - 0.9%
ANA Holdings, Inc.	171,123	3,023,401
Japan Airlines Co. Ltd.	190,875	3,078,319
		6,101,720

Mexico - 1.6%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	30,150	3,459,110
Grupo Aeroportuario del Pacifico SAB de CV - Class B	141,482	3,484,595
Grupo Aeroportuario del Sureste SAB de CV - ADR	9,988	3,357,266
		10,300,971

Norway - 0.5%
Norwegian Air Shuttle ASA	2,147,918	3,154,364

Panama - 0.5%
Copa Holdings SA - Class A	28,507	3,238,680

Singapore - 1.4%
Singapore Airlines Ltd.	612,481	3,144,104
Trip.com Group Ltd. - ADR (b)	123,343	6,141,248
		9,285,352

Spain - 1.5%
Aena SME SA (c)	217,934	6,428,494
Amadeus IT Group SA	52,541	2,956,327
		9,384,821

Thailand - 0.5%
Airports of Thailand PCL	2,041,703	3,219,180

Turkey - 1.5%
Pegasus Hava Tasimaciligi AS (a)	789,135	3,116,373
Turk Hava Yollari AO	965,032	6,389,682
		9,506,055

United Kingdom - 1.4%
easyJet PLC	630,256	2,895,514
International Consolidated Airlines Group SA	1,329,217	6,154,173
		9,049,687

United States - 74.7% (d)
Alaska Air Group, Inc. (a)(b)	596,572	21,941,918
Allegiant Travel Co. (a)(b)	299,225	24,249,194
American Airlines Group, Inc. (a)	6,435,049	69,112,426
Boeing Co. (a)	62,592	12,457,686
Booking Holdings, Inc.	3,008	12,664,643
Delta Air Lines, Inc.	1,171,746	77,897,674
Expedia Group, Inc.	56,029	12,936,536
Frontier Group Holdings, Inc. (a)(b)	6,781,412	23,938,385
General Dynamics Corp.	36,097	12,389,212
JetBlue Airways Corp. (a)	5,542,536	24,498,009
Sabre Corp. (a)(b)	7,534,906	10,925,614
SkyWest, Inc. (a)	257,593	23,654,765
Southwest Airlines Co.	1,668,355	62,680,097
Textron, Inc.	139,954	12,254,372
TripAdvisor, Inc. (a)(b)	1,372,941	14,635,551
United Airlines Holdings, Inc. (a)	784,599	72,238,030
		488,474,112
TOTAL COMMON STOCKS (Cost $766,476,019)		647,586,481

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (e)	53,441,227	53,441,227
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $53,441,227)		53,441,227

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (e)	5,028,080	5,028,080
TOTAL MONEY MARKET FUNDS (Cost $5,028,080)		5,028,080

TOTAL INVESTMENTS - 108.0% (Cost $824,945,326)		706,055,788
Liabilities in Excess of Other Assets - (8.0)%		(52,376,825)
TOTAL NET ASSETS - 100.0%		$653,678,963

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $53,787,238.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $6,428,494 or 1.0% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

U.S. Global Jets ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$647,586,481	$–	$–	$647,586,481
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	53,441,227
Money Market Funds	5,028,080	–	–	5,028,080
Total Investments	$652,614,561	$–	$–	$706,055,788

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $53,441,227 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.